Reserves	12 Months Ended
Jun. 30, 2018
Disclosure Of Reserves Within Equity [Abstract]
Reserves

16. RESERVES

	2018	2017
	$'000	$'000
Foreign currency reserve	(1,348)	(1,285)
Share-based payments reserve	2,840	2,959
	1,492	1,674

Foreign currency reserve

The reserve is used to recognise exchange differences arising from the translation of the financial statements of foreign operations to Australian dollars.

Share-based payments reserve

The reserve is used to recognise the value of equity benefits provided to employees and directors as part of their remuneration, and other parties as part of their compensation for services.

Movements in reserves

Movements in each class of reserve during the current and previous financial year are set out below:

	Foreign	Share-based
	currency	payments	Total
	$'000	$'000	$'000
Balance at June 30, 2016	(1,319)	3,884	2,565
Foreign currency translation	34	—	34
Share-based payments	—	(925)	(925)
Balance at June 30, 2017	(1,285)	2,959	1,674
Foreign currency translation	(63)	—	(63)
Share-based payments	—	(119)	(119)
Balance at June 30, 2018	(1,348)	2,840	1,492